Loans and Accounts Receivable at Amortised Cost (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	$ 30,213,414
Transfers
Gross carrying amount, Ending balance	32,671,515	$ 30,213,414
Expected credit losses allowances, Beginning balance	882,414
Transfers
Expected credit losses allowances, Ending balance	896,095	882,414
Mortgages [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	10,150,981	9,096,895
Transfers
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	1,072,202	1,271,127
Writte-off	(34,184)	(31,664)
Foreign exchange adjustments and others	73,996	(185,377)
Gross carrying amount, Ending balance	11,262,995	10,150,981
Expected credit losses allowances, Beginning balance	91,270	108,019
Transfers
Transfers to stage 2		3,330
Transfers to stage 3		8,677
Transfers to stage 3		5,538
Transfers to stage 1		(5,992)
Transfers to stage 2		(7,889)
Transfers to stage 1		(141)
Net changes of the exposure and modifications in the credit risk	39,468	392
Writte-off	(34,184)	(13,548)
Foreign exchange adjustments and others	4,505	(7,116)
Expected credit losses allowances, Ending balance	101,059	91,270
Stage 1 [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	26,913,508
Transfers
Gross carrying amount, Ending balance	29,041,636	26,913,508
Expected credit losses allowances, Beginning balance	153,640
Transfers
Expected credit losses allowances, Ending balance	133,269	153,640
Stage 1 [Member] | Mortgages [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	9,258,962
Transfers
Gross carrying amount, Ending balance	10,275,966	9,258,962
Expected credit losses allowances, Beginning balance	9,006
Transfers
Expected credit losses allowances, Ending balance	8,446	9,006
Stage 1 [Member] | Mortgages [Member] | Collective [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	9,258,962	8,191,229
Transfers
Transfers to stage 2	(481,646)	(87,473)
Transfers to stage 3	(60,329)	(64,949)
Transfers to stage 3
Transfers to stage 1	361,293	162,432
Transfers to stage 2
Transfers to stage 1	2,338	2,612
Net changes on financial assets	1,131,941	1,226,259
Writte-off
Foreign exchange adjustments and others	63,407	(171,148)
Gross carrying amount, Ending balance	10,275,966	9,258,962
Expected credit losses allowances, Beginning balance	9,006	14,602
Transfers
Transfers to stage 2	(3,318)	(516)
Transfers to stage 3	(311)	(383)
Transfers to stage 3
Transfers to stage 1	13,849	263
Transfers to stage 2
Transfers to stage 1	193	91
Net changes of the exposure and modifications in the credit risk	(11,007)	1,601
Writte-off
Foreign exchange adjustments and others	34	(6,652)
Expected credit losses allowances, Ending balance	8,446	9,006
Stage 2 [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	1,796,790
Transfers
Gross carrying amount, Ending balance	1,995,733	1,796,790
Expected credit losses allowances, Beginning balance	125,114
Transfers
Expected credit losses allowances, Ending balance	121,261	125,114
Stage 2 [Member] | Mortgages [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	447,496
Transfers
Gross carrying amount, Ending balance	457,948	447,496
Expected credit losses allowances, Beginning balance	15,102
Transfers
Expected credit losses allowances, Ending balance	14,509	15,102
Stage 2 [Member] | Mortgages [Member] | Collective [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	447,496	469,349
Transfers
Transfers to stage 2	481,646	87,473
Transfers to stage 3
Transfers to stage 3	(333,706)	(54,488)
Transfers to stage 1	(361,293)	(162,432)
Transfers to stage 2	250,896	79,159
Transfers to stage 1
Net changes on financial assets	(35,200)	34,653
Writte-off
Foreign exchange adjustments and others	8,109	(6,218)
Gross carrying amount, Ending balance	457,948	447,496
Expected credit losses allowances, Beginning balance	15,102	20,227
Transfers
Transfers to stage 2	3,318	3,846
Transfers to stage 3
Transfers to stage 3	(12,598)	(2,518)
Transfers to stage 1	(13,849)	(6,255)
Transfers to stage 2	29,303	2,296
Transfers to stage 1
Net changes of the exposure and modifications in the credit risk	(6,825)	575
Writte-off
Foreign exchange adjustments and others	58	(3,069)
Expected credit losses allowances, Ending balance	14,509	15,102
Stage 3 [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	1,503,116
Transfers
Gross carrying amount, Ending balance	1,634,146	1,503,116
Expected credit losses allowances, Beginning balance	603,660
Transfers
Expected credit losses allowances, Ending balance	641,565	603,660
Stage 3 [Member] | Mortgages [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	444,523
Transfers
Gross carrying amount, Ending balance	529,081	444,523
Expected credit losses allowances, Beginning balance	67,162
Transfers
Expected credit losses allowances, Ending balance	78,104	67,162
Stage 3 [Member] | Mortgages [Member] | Collective [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	444,523	436,317
Transfers
Transfers to stage 2
Transfers to stage 3	60,329	64,949
Transfers to stage 3	333,706	54,488
Transfers to stage 1
Transfers to stage 2	(250,896)	(79,159)
Transfers to stage 1	(2,338)	(2,612)
Net changes on financial assets	(24,539)	10,215
Writte-off	(34,184)	(31,664)
Foreign exchange adjustments and others	2,480	(8,011)
Gross carrying amount, Ending balance	529,081	444,523
Expected credit losses allowances, Beginning balance	67,162	73,190
Transfers
Transfers to stage 2
Transfers to stage 3	311	9,060
Transfers to stage 3	12,598	8,056
Transfers to stage 1
Transfers to stage 2	(29,303)	(10,185)
Transfers to stage 1	(193)	(232)
Net changes of the exposure and modifications in the credit risk	57,300	(1,784)
Writte-off	(34,184)	(13,548)
Foreign exchange adjustments and others	4,413	2,605
Expected credit losses allowances, Ending balance	$ 78,104	$ 67,162